Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 64,335
Amortization during the year	(240)	₱ (221)	₱ (228)
Ending balance	64,464	64,335
Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	78,757	78,699
Additions during the year	366
Translation and other adjustments	6	58
Ending balance	79,129	78,757	78,699
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(14,422)	(14,150)
Amortization during the year	240	221
Translation and other adjustments	3	51
Ending balance	(14,665)	(14,422)	(14,150)
Intangible Assets with Finite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,174
Ending balance	1,303	1,174
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,942	14,884
Additions during the year	366
Translation and other adjustments	6	58
Ending balance	15,314	14,942	14,884
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,768)	(13,496)
Amortization during the year	240	221
Translation and other adjustments	3	51
Ending balance	(14,011)	(13,768)	(13,496)
Intangible assets other than goodwill [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,394
Ending balance	1,523	1,394
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,162	15,104
Additions during the year	366
Translation and other adjustments	6	58
Ending balance	15,534	15,162	15,104
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,768)	(13,496)
Amortization during the year	240	221
Translation and other adjustments	3	51
Ending balance	(14,011)	(13,768)	(13,496)
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,941
Ending balance	62,941	62,941
Goodwill [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	63,595	63,595
Additions during the year	0
Ending balance	63,595	63,595	63,595
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)	(654)
Intangible Assets with Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Ending balance	220	220
Intangible Assets with Indefinite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Ending balance	220	220
Intangible Assets with Indefinite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220	220
Ending balance		220	220
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,561	4,505
Translation and other adjustments	4	56
Ending balance	4,565	4,561	4,505
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,561)	(4,505)
Translation and other adjustments	4	56
Ending balance	(4,565)	(4,561)	₱ (4,505)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	752
Ending balance	₱ 566	₱ 752
Estimated useful lives (in years)	16 years		16 years
Remaining useful lives (in years)	3 years	4 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 3,017	₱ 3,016
Translation and other adjustments		1
Ending balance	3,017	3,017	₱ 3,016
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(2,265)	(2,078)
Amortization during the year	186	186
Translation and other adjustments		1
Ending balance	(2,451)	(2,265)	(2,078)
Intangible Assets with Finite Life [Member] | Licenses [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135	135
Ending balance	135	135	135
Intangible Assets with Finite Life [Member] | Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(135)	(135)
Amortization during the year	0
Ending balance	(135)	(135)	(135)
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,703	4,703
Ending balance	4,703	4,703	4,703
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,703)	(4,703)
Ending balance	(4,703)	(4,703)	(4,703)
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,205	1,205
Ending balance	1,205	1,205	1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,205)	(1,205)
Ending balance	(1,205)	(1,205)	₱ (1,205)
Intangible Assets with Finite Life [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	422
Ending balance	₱ 737	₱ 422
Intangible Assets with Finite Life [Member] | Others [Member] | Bottom of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	5 years		5 years
Remaining useful lives (in years)	3 years	3 years
Intangible Assets with Finite Life [Member] | Others [Member] | Top of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	10 years		10 years
Remaining useful lives (in years)	10 years	8 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 1,321	₱ 1,320
Additions during the year	366
Translation and other adjustments	2	1
Ending balance	1,689	1,321	₱ 1,320
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(899)	(870)
Amortization during the year	54	35
Translation and other adjustments	(1)	(6)
Ending balance	₱ (952)	₱ (899)	₱ (870)